Submission	Oct. 01, 2026
Submission [Line Items]
Central Index Key	0002067592
Registrant Name	McKinley Acquisition Corp
Registration File Number	333-298265
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES